Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

March 8, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add five new series, the Defiance Daily Target 2X Long COPX ETF, Defiance Daily Target 2X Long KRBN ETF, Defiance Daily Target 2X Long LIT ETF, Defiance Daily Target 2X Long TAN ETF and Defiance Daily Target 2X Long URA ETF, is Post-Effective Amendment No. 186 and Amendment No. 189 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC